INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Amortization expense	$ 929,490	$ 247,693	$ 830,769	$ 424,080
Software development costs	406,083	279,527	847,068	456,180
Software development costs	322,419	313,876	743,995	804,314
Acquisition or disposal of intangible assets	0
Computer software [member]
IfrsStatementLineItems [Line Items]
Software development costs	$ 322,419
Software development costs		$ 313,876
2023 [Member]
IfrsStatementLineItems [Line Items]
Amortization expense			1,500,000
2024 [Member]
IfrsStatementLineItems [Line Items]
Amortization expense			1,420,000
2025 [Member]
IfrsStatementLineItems [Line Items]
Amortization expense			1,330,000
2025, Thereafter [Member]
IfrsStatementLineItems [Line Items]
Amortization expense			12,930,000
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Amortization expense			$ 830,769	424,080
Impired of intangible assets				$ 1,100,000